IFRS 7 - Disclosure - Market Risk - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Oct. 31, 2020
Market Risk [line items]
Number of trading days used to value current portfolio using market price and rate changes	259 days
Loss trading days	4 days
Positive trading days	94.00%
Percentage of P&C deposits in total funding	70.00%
100 bps increase [member]
Market Risk [line items]
EVE Sensitivity	$ (1,625)	$ (2,021)	$ (1,876)
Increase (decrease) to economic value of shareholders equity from prior period	(251)
NII Sensitivity	2,299	909	1,926
Increase (decrease) to net interest income from last period	373
100 bps decrease [member]
Market Risk [line items]
EVE Sensitivity	143	803	277
Increase (decrease) to economic value of shareholders equity from prior period	(134)
NII Sensitivity	(934)	$ (1,282)	$ (872)
Increase (decrease) to net interest income from last period	$ 62